Voya Global Bond Fund Average Annual Total Returns - Class A C I P R R6 T and W Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.74%	(2.75%)	1.40%
Performance Inception Date		Jun. 30, 2006
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.88%	(3.78%)	0.23%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.37%	(2.50%)	0.58%
Class A | Bloomberg Global Aggregate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.17%	(2.15%)	1.26%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			6.65%	(2.96%)	1.06%
Performance Inception Date		Jun. 30, 2006
Class C | Bloomberg Global Aggregate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.17%	(2.15%)	1.26%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.72%	(2.00%)	1.93%
Performance Inception Date		Jun. 30, 2006
Class I | Bloomberg Global Aggregate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.17%	(2.15%)	1.26%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			8.16%	(2.51%)	1.42%
Performance Inception Date		Aug. 05, 2011
Class R | Bloomberg Global Aggregate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.17%	(2.15%)	1.26%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.90%	(1.98%)	1.94%
Performance Inception Date		May 31, 2013
Class R6 | Bloomberg Global Aggregate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.17%	(2.15%)	1.26%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			8.77%	(2.00%)	1.94%
Performance Inception Date		Jun. 01, 2009
Class W | Bloomberg Global Aggregate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.17%	(2.15%)	1.26%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.